Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets [Abstract]
Schedule of goodwill and intangible assets, net of accumulated amortization

	December 31,
	2011	2010
Market Making
Purchase of Trimark business	$10.1	$10.1
Purchase of Kellogg DMM business units	9.1	9.0
Purchase of Tradetech business	3.0	3.0
Purchase of remaining shares in Knight Roundtable Europe	2.5	2.5

Total	24.7	24.6

Institutional Sales and Trading
Purchase of Libertas business	114.3	114.3
Purchase of Urban business	17.8	17.8
Purchase of Astor business	12.1	12.1
Purchase of Donaldson business	3.6	3.6

Total	147.7	147.7

Electronic Execution Services
Purchase of Hotspot business	55.7	55.7
Purchase of EdgeTrade business	51.7	51.7
Purchase of Direct Trading business	43.8	43.8
Purchase of ValuBond business	14.2	14.2

Total	165.4	165.4

Corporate and Other
Other	—	1.0

Total	—	1.0

Consolidated Total	$337.8	$338.7

Finite-lived intangible assets, net of accumulated amortization

	December 31,
	2011	2010
Market Making
Trading rights	$25.3	$27.6

Total	25.3	27.6

Institutional Sales and Trading
Customer and broker relationships	24.2	31.7
Trade names	1.4	1.5
Other	3.9	4.9

Total	29.4	38.1

Electronic Execution Services
Customer and broker relationships	26.7	30.5
Trade names	6.2	6.7
Other	5.2	7.0

Total	38.2	44.1

Consolidated Total	$92.9	$109.8

		December 31,
		2011	2010
Customer and broker relationships (1)	Gross carrying amount	$93.6	$95.1
	Accumulated amortization	(42.7)	(32.8)

	Net carrying amount	50.9	62.2

Trading Rights (2)	Gross carrying amount	28.5	28.6
	Accumulated amortization	(3.2)	(1.0)

	Net carrying amount	25.3	27.6

Trade names (3)	Gross carrying amount	9.8	9.8
	Accumulated amortization	(2.2)	(1.7)

	Net carrying amount	7.6	8.1

Other (4)	Gross carrying amount	18.8	18.5
	Accumulated amortization	(9.6)	(6.6)

	Net carrying amount	9.2	11.9

Total	Gross carrying amount	150.7	152.0
	Accumulated amortization	(57.8)	(42.2)

	Net carrying amount	$92.9	$109.8

(1)	Customer and broker relationships primarily relate to the Donaldson, Direct Trading, Hotspot, EdgeTrade, Libertas, Urban and Astor acquisitions. The weighted average remaining life is approximately 10 years as of December 31, 2011 and December 31, 2010. Lives may be reduced depending upon actual retention rates.
(2)	Trading rights provide the Company with the rights to trade on certain exchanges. The weighted average remaining life is approximately 14 years as of December 31, 2011 and 10 years as of December 31, 2010.
(3)	Trade names relate to the acquisitions of Hotspot, EdgeTrade and Urban. The weighted average remaining life is approximately 14 years as of December 31, 2011 and December 31, 2010.
(4)	Other primarily includes technology and non-compete agreements acquired by the Company. The weighted average remaining life is approximately two and three years as of December 31, 2011 and December 31, 2010, respectively.

Schedule of amortization expense

	For the year ended December 31,
	2011	2010	2009
Amortization Expense	$15.8	$12.8	$10.8

Schedule of estimated amortization expense

Amortization expense
For the year ended December 31, 2012	15.7
For the year ended December 31, 2013	12.9
For the year ended December 31, 2014	10.2
For the year ended December 31, 2015	8.1
For the year ended December 31, 2016	5.3